Financial Derivative Contracts and Hedge Accounting - Schedule of Nominal Values of the Hedged Item (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 2,666,521	$ 1,443,649
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 42,979	3,427,756	2,946,484
Cash Flow Hedges [Member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,832,572	2,073,971
Cash Flow Hedges [Member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		125,747	517,254
Cash Flow Hedges [Member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		469,437	355,259
Cash Flow Hedges [Member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,370,808	2,025,604
Cash Flow Hedges [Member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		48,000	48,000
Cash Flow Hedges [Member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value		411,341	227,825
Cash Flow Hedges [Member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value			173,683
Cash Flow Hedges [Member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		554,628	471,372
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 42,979	2,355,502	2,717,032
Cash Flow Hedges [Member] | 1 year [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		2,275,939	2,073,971
Cash Flow Hedges [Member] | 1 year [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		47,155	444,488
Cash Flow Hedges [Member] | 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		32,408	198,573
Cash Flow Hedges [Member] | 1 year [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		1,804,079	2,015,643
Cash Flow Hedges [Member] | 1 year [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		5,000
Cash Flow Hedges [Member] | 1 year [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value		27,408	129,100
Cash Flow Hedges [Member] | 1 year [member] | Current bonds [member]
Disclosure of detailed information about hedged items [line items]
Notional value			173,683
Cash Flow Hedges [Member] | 1 year [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		476,036	398,606
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		609,729	89,988
Cash Flow Hedges [Member] | 1 - 3 years [member] | Forward Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		556,633
Cash Flow Hedges [Member] | 1 - 3 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		53,096	89,988
Cash Flow Hedges [Member] | 1 - 3 years [member] | Loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		566,729	9,961
Cash Flow Hedges [Member] | 1 - 3 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		43,000	28,000
Cash Flow Hedges [Member] | 1 - 3 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value			52,027
Cash Flow Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		421,225	92,766
Cash Flow Hedges [Member] | 3 to 6 years [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		78,592	72,766
Cash Flow Hedges [Member] | 3 to 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		342,633	20,000
Cash Flow Hedges [Member] | 3 to 6 years [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value			20,000
Cash Flow Hedges [Member] | 3 to 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value		342,633
Cash Flow Hedges [Member] | 3 to 6 years [member] | Interbank loans [member]
Disclosure of detailed information about hedged items [line items]
Notional value		78,592	72,766
Cash Flow Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		41,300	46,698
Cash Flow Hedges [Member] | Over 6 years [member] | Interest rate swap [member]
Disclosure of detailed information about hedged items [line items]
Notional value		41,300	46,698
Cash Flow Hedges [Member] | Over 6 years [member] | Time deposits [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 41,300	$ 46,698